Earnings/(losses) from associates	12 Months Ended
Dec. 31, 2024
Disclosure of associates [abstract]
Earnings/(losses) from associates
4. Earnings/(losses) from associates

	2024	2023	2022
	£m	£m	£m
Share of profits/(losses) of associates (note 13)	34	25	(60)
Dividends received from nil carrying value associates	2	45	—
Earnings/(losses) from associates	36	70	(60)
Earnings/(losses) from associates was £36 million in 2024 (2023: earnings of £70 million, 2022: losses of £60 million). This includes £2 million of non-refundable distributions received from Kantar (2023: £45 million, 2022: nil), which are recorded in the income statement given the Group's balance sheet investment in Kantar is nil. The carrying value of the Kantar investment is nil as the share of accumulated losses exceeds the Group's interest in Kantar. No further losses are being recognised, and the Group will only resume recognising its share of profits after its share of profits equals the share of losses not previously recognised. The loss in 2022 included £76 million of amortisation and impairment of acquired intangible assets as well as restructuring and one-off transaction costs of £55 million within Kantar.